Other (expense) income and finance costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other (expense) income and finance costs
20. Other income (expense) and finance costs

(a) Other income (expense)	December 31, 2021	December 31, 2020

Interest income and other income	$2,830	$1,310
Gain on disposal of mining licenses	7,296	—
Flow-through shares renouncement	3,702	—
Asset retirement obligation provision for closed facility	(1,566)	—
Loss on disposal of assets	(2,318)	(4,631)
	$9,944	$(3,321)

In May 2021, the Company recognized other income of $7,296 from the sale of mining licenses in Turkey, which had a carrying value of nil. Consideration for the sale was received in 2021.

(b) Finance costs	December 31, 2021	December 31, 2020

Interest cost on senior notes due 2029	$11,008	$—
Interest cost on senior secured notes due 2024	17,014	29,486
Interest cost on term loan	2,456	6,380
Other interest and financing costs	4,131	4,380
Senior secured notes redemption premium	21,400	6,275
Amortization of discount and transaction costs of senior secured notes and TARCA due to early redemption	9,700	2,286
Loss (gain) on redemption option derivative (Note 17(a))	2,685	(1,760)
Interest expense on lease liabilities	2,003	1,934
Asset retirement obligation accretion	1,412	1,893
	$71,809	$50,874